RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2013
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

14. RESEARCH EXPENDITURES

Research expenditures that relate to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Such costs were $188 million in 2013, $183 million in 2012 and $96 million in 2011. The company did not participate in any material customer sponsored research during 2013, 2012 or 2011.